Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of cash and cash equivalents [text block] [Abstract]
Schedule of reconciliation of cash and cash equivalents to statement of cash flows
	2020	2021
	MCh$	MCh$
Cash and due from banks:
Cash (*)	615,842	1,073,601
Current account with the Central Bank (*)	641,890	1,545,472
Deposits in other domestic banks	14,506	129,858
Deposits abroad	1,287,978	964,803
Subtotal - Cash and due from banks	2,560,216	3,713,734

Transactions in the course of collection	(719,692)	115,967
Highly liquid financial instruments (**)	400,014	125,054
Repurchase agreements	34,872	40,369
Total cash and cash equivalents	2,275,410	3,995,124

Schedule of transactions in the course of collection
	2020	2021
	MCh$	MCh$
Assets
Documents drawn on other banks (clearing)	123,267	123,051
Funds receivable	39,985	203,395
Subtotal transactions in the course of collection	163,252	326,446

Liabilities
Funds payable	(882,944)	(210,479)
Subtotal transactions in the course of payment	(882,944)	(210,479)
Total transactions in the course of collection	(719,692)	115,967